Deferred tax assets and liabilities (Details 4) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Deferred tax asset expected to have an impact on current taxes payable after more than 12 months	$ 4.3	$ 3.9
Deferred tax liabilities expected to have an impact on current taxes payable after more than 12 months	5.2	6.7
Unremitted earnings retained by consolidated entities for reinvestment	61.0	73.0
Provision for income taxes on unremitted earnings	$ 0.0	$ 0.0